Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUE		$ 16,323,597	$ 5,421,288	$ 444,169
COST OF REVENUE
Cost of product and services		14,874,211	4,731,226	367,600
Business and sales related taxes		36,035	84,031	27,805
GROSS PROFIT		1,413,351	606,031	48,764
OPERATING EXPENSES
General and administrative expenses		4,610,024	2,363,945	1,261,980
Selling expenses		19,095,391	10,539,153	656,113
Research and development expenses		1,246,615	520,415
Total operating expenses		24,952,030	13,423,513	1,918,093
LOSS FROM OPERATIONS		(23,538,679)	(12,817,482)	(1,869,329)
OTHER INCOME (EXPENSE)
Subsidy income				44,432
Other income		30,591	5,462	463
Other expense		(201,365)	(364,748)	(8,677)
Total other income (expense)		(170,774)	(359,286)	36,218
LOSS BEFORE INCOME TAXES		(23,709,453)	(13,176,768)	(1,833,111)
PROVISION FOR INCOME TAXES		10,496		16,563
NET LOSS		(23,719,949)	(13,176,768)	(1,849,674)
Less: net income attributable to non - controlling interest		2,359
NET LOSS ATTRIBUTABLE TO SSLJ.COM		(23,722,308)	(13,176,768)	(1,849,674)
OTHER COMPREHENSIVE LOSS
Foreign currency translation gain (loss)		320,752	508,048	(94,639)
COMPREHENSIVE LOSS		(23,399,197)	(12,668,720)	(1,944,313)
Less: comprehensive income attributable to non - controlling interest		2,750
Comprehensive income including attributable to noncontrolling interest		$ (23,401,947)	$ (12,668,720)	$ (1,944,313)
Losses Per Share Attributable to SSLJ.com Shareholders Basic and diluted		$ (0.59)	$ (0.32)	$ (0.05)
Weighted Average Number of Shares Basic and diluted	[1]	40,000,000	40,000,000	40,000,000

[1]	Retrospectively restated for effect of stock reverse split and reclassification of ordinary shares